Pension Benefit Plans (Fair Values Of Pension Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,848.5	$ 2,760.9
Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	647.7	717.9
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,705.7	1,615.8
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	495.1	427.2	$ 314.4
Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44.6	28.3
Cash and equivalents | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44.6	28.3
Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	236.9	303.7
Common Stock | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	212.1	278.5
Common Stock | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.8	25.2
Preferred stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	15.9
Preferred stock | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	15.9
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	150.3	152.0
Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	150.3	152.0
Government issued
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58.3	23.5
Government issued | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58.3	23.5
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	901.2	907.1
Mutual funds | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	391.0	395.2
Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	510.2	511.9
Common/collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	852.9	792.6
Common/collective trusts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	852.9	792.6
Venture capital, partnerships and other private investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	495.1	427.2
Venture capital, partnerships and other private investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	495.1	427.2
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	109.2	110.6
Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 109.2	$ 110.6